Fair Value Measurements - Summary of the recurring Level 3 fair value measurements of contingent consideration liabilities (Details) - Fair Value, Recurring [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Probability Weighted Present Value Member [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of payment	95.00%	80.00%
Short-Duration Contract, Discounted Liability, Discount Rate	15.40%	11.30%
Probability Weighted Present Value Member [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Probability of payment	2.00%	10.00%
Short-Duration Contract, Discounted Liability, Discount Rate	14.36%	10.70%
Valuation Technique, Discounted Cash Flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Duration Contract, Discounted Liability, Discount Rate	12.00%	9.00%
Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Projected Years Of Payments	2028 years	2037 years
Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Projected Years Of Payments	2022 years	2022 years